Segment Information (Details) - Schedule of Evaluate Performance Based on Operating Segment’s Revenue - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Evaluate Performance Based on Operating Segment’s Revenue [Line Items]
Revenues from external Customers	$ 12,733,339	$ 22,028,303	$ 15,466,862
Segment income before tax	(716,678)	1,452,333	853,206
Extend [Member]
Schedule of Evaluate Performance Based on Operating Segment’s Revenue [Line Items]
Revenues from external Customers	8,749,200	16,515,393	12,352,979
Segment income before tax	(435,557)	273,508	(253,519)
Other Segments [Member]
Schedule of Evaluate Performance Based on Operating Segment’s Revenue [Line Items]
Revenues from external Customers	3,984,139	5,512,910	3,113,883
Segment income before tax	$ (281,121)	$ 1,178,825	$ 1,106,725